Document and Entity Information	Sep. 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 20, 2024
Entity Registrant Name	Sage Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36544
Entity Tax Identification Number	27-4486580
Entity Address Address Line 1	55 Cambridge Parkway
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02142
City Area Code	617
Local Phone Number	299-8380
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	SAGE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001597553